Stock-Based Compensation - Summary of Restricted Stock (Details) - Restricted Stock [Member] - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of the Company's restricted stock activity
Outstanding at beginning of year (in shares)	467,744	655,276	749,382
Granted (in shares)	99,662	112,494	201,412
Vested (in shares)	(166,405)	(290,901)	(294,438)
Forfeited (in shares)	(3,675)	(9,125)	(1,080)
Outstanding at end of year (in shares)	397,326	467,744	655,276